Segment Information - Summary of Operating Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales	kr 227,216	kr 210,838	kr 205,378
Gross income	kr 84,824	kr 68,200	kr 47,927
Gross margin	37.30%	32.30%	23.30%
Operating income (loss)	kr 10,564	kr 1,242	kr (34,743)
Operating margin	4.60%	0.60%	(16.90%)
Financial income and expenses, net	kr (1,802)	kr (2,705)	kr (1,215)
Income after ﬁnancial items	8,762	(1,463)	(35,958)
Taxes	(6,922)	(4,813)	3,525
Net income (loss)	1,840	(6,276)	(32,433)
Other segment items
Share in earnings of JV and associated companies	(335)	58	24
Amortizations	(2,538)	(3,946)	(4,348)
Depreciations	(6,061)	(3,275)	(4,103)
Impairment losses	(490)	(1,097)	(19,441)
Restructuring expenses	(798)	(8,015)	(8,501)
Gains/losses on sale of investments and operations	697	(225)	194
Networks [member]
Disclosure of operating segments [line items]
Net sales	155,009	138,570	132,285
Digital services [member]
Disclosure of operating segments [line items]
Net sales	39,857	38,089	38,752
Managed services [member]
Disclosure of operating segments [line items]
Net sales	25,565	25,770	26,472
Emerging business and other [member]
Disclosure of operating segments [line items]
Net sales	6,785	8,409	7,869
Operating segments [member]
Disclosure of operating segments [line items]
Net sales	227,216	210,838	205,378
Gross income	kr 84,824	kr 68,200	kr 47,927
Gross margin	37.30%	32.30%	23.30%
Operating income (loss)	kr 10,564	kr 1,242	kr (34,743)
Operating margin	4.60%	0.60%	(16.90%)
Other segment items
Share in earnings of JV and associated companies	kr (335)	kr 58	kr 24
Amortizations	(2,538)	(3,946)	(4,348)
Depreciations	(6,061)	(3,275)	(4,103)
Impairment losses	(490)	(1,097)	(19,441)
Restructuring expenses	(798)	(8,015)	(8,501)
Gains/losses on sale of investments and operations	697	(225)	194
Operating segments [member] | Networks [member]
Disclosure of operating segments [line items]
Net sales	155,009	138,570	132,285
Gross income	kr 64,717	kr 55,153	kr 43,428
Gross margin	41.80%	39.80%	32.80%
Operating income (loss)	kr 24,767	kr 19,421	kr 10,455
Operating margin	16.00%	14.00%	7.90%
Other segment items
Share in earnings of JV and associated companies	kr 26	kr 28	kr 22
Amortizations	(517)	(830)	(1,104)
Depreciations	(3,604)	(1,717)	(1,883)
Impairment losses	(295)	(308)	(1,413)
Restructuring expenses	(68)	(1,781)	(4,828)
Gains/losses on sale of investments and operations	(225)	(132)	316
Operating segments [member] | Digital services [member]
Disclosure of operating segments [line items]
Net sales	39,857	38,089	38,752
Gross income	kr 14,836	kr 8,318	kr 4,698
Gross margin	37.20%	21.80%	12.10%
Operating income (loss)	kr (4,027)	kr (13,852)	kr (27,282)
Operating margin	(10.10%)	(36.40%)	(70.40%)
Other segment items
Share in earnings of JV and associated companies	kr 41	kr 27	kr 8
Amortizations	(1,413)	(2,295)	(2,465)
Depreciations	(1,478)	(933)	(1,268)
Impairment losses	(128)	(406)	(9,349)
Restructuring expenses	(614)	(5,366)	(2,513)
Gains/losses on sale of investments and operations	(2)	(36)	(56)
Operating segments [member] | Managed services [member]
Disclosure of operating segments [line items]
Net sales	25,565	25,770	26,472
Gross income	kr 3,990	kr 2,886	kr (1,574)
Gross margin	15.60%	11.20%	(5.90%)
Operating income (loss)	kr 2,309	kr 1,093	kr (4,089)
Operating margin	9.00%	4.20%	(15.40%)
Other segment items
Share in earnings of JV and associated companies	kr 3	kr 3	kr (6)
Amortizations	(5)	(14)	(14)
Depreciations	(413)	(169)	(193)
Impairment losses	(24)	(29)	(108)
Restructuring expenses	(45)	(276)	(675)
Gains/losses on sale of investments and operations	(12)	(57)	1
Operating segments [member] | Emerging business and other [member]
Disclosure of operating segments [line items]
Net sales	6,785	8,409	7,869
Gross income	kr 1,281	kr 1,843	kr 1,375
Gross margin	18.90%	21.90%	17.50%
Operating income (loss)	kr (12,485)	kr (5,420)	kr (13,827)
Operating margin	(184.00%)	(64.50%)	(175.70%)
Other segment items
Share in earnings of JV and associated companies	kr (405)
Amortizations	(603)	kr (807)	kr (765)
Depreciations	(566)	(456)	(759)
Impairment losses	(43)	(354)	(8,571)
Restructuring expenses	(71)	kr (592)	(485)
Gains/losses on sale of investments and operations	kr 936		kr (67)